U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

May 17, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	TRUST FOR PROFESSIONAL MANAGERS (the “Trust”)
File Nos.: 333-62298, 811-10401 Alternative Strategies Mutual Fund (S000019056)

Dear Sir or Madam:

Pursuant to Section 14(a) of the Securities Exchange Act of 1934, transmitted herewith by the Trust on behalf of its series, the Alternative Strategies Mutual Fund (the “Fund”) is a Preliminary Proxy Statement on Schedule 14A.  The purpose of the proxy statement is the reorganization of the Fund into a newly created series of Northern Lights Funds Trust II, an open-end registered investment management company.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo
For U.S. Bancorp Fund Services, LLC

Enclosures